Note 8 - Statutory Accounting Practices (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices Disclosures [Abstract]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 21,202,435	$ 20,868,262
Statutory Accounting Practices, Statutory Net Income Amount	$ 1,267,672	$ 848,303